RECOVERABLE VALUE OF LONG-TERM ASSETS - Reversal or recognition of Impairment loss Generation Segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	R$ 7,033,696
Balance at end of the year	2,689,823	R$ 7,033,696
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	6,964,625	7,566,340
Write-Offs	(71,007)	(437)
Transfers		(125,872)
Effects of deconsolidation - Eletronuclear	(4,508,764)
Additions (Reversals)	(235,898)	(475,406)
Balance at end of the year	2,620,752	6,964,625
Generation | UTN Angra 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	4,508,764	4,508,764
Effects of deconsolidation - Eletronuclear	(4,508,764)
Balance at end of the year		4,508,764
Generation | TPP Candiota
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	1,054,306	796,045
Additions (Reversals)	11,113	258,261
Balance at end of the year	1,043,193	1,054,306
Generation | Complexo Eolico Pinda III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		100,428
Additions (Reversals)		(100,428)
Generation | Livramento
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		126,294
Transfers		(125,872)
Additions (Reversals)		(422)
Generation | UHE Samuel
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		98,804
Additions (Reversals)		(98,804)
Generation | PCH FUNIL
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions (Reversals)	(39,098)
Balance at end of the year	39,098
Generation | PCH Pedra
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions (Reversals)	(12,445)
Balance at end of the year	12,445
Generation | Eolica Coxilha Seca
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	1,264	27,462
Additions (Reversals)	1,264	(26,198)
Balance at end of the year		1,264
Generation | Eolica Casa Nova I
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	257,579	292,763
Additions (Reversals)	22,846	(35,184)
Balance at end of the year	234,733	257,579
Generation | Eolica Casa Nova II
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		49,154
Additions (Reversals)		(49,154)
Generation | Eolica Casa Nova III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		25,730
Additions (Reversals)		(25,730)
Generation | Eolica Ventos de Angelim S.A.
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions (Reversals)	(31,914)
Balance at end of the year	31,914
Generation | UHE Coaracy Nunes
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	71,007	71,007
Write-Offs	(71,007)
Balance at end of the year		71,007
Generation | Others
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	200,925
Additions (Reversals)	6,224
Balance at end of the year	194,701	200,925
Generation | Others
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	200,925	201,530
Write-Offs		(437)
Additions (Reversals)		(168)
Balance at end of the year		200,925
Generation | HPP Batalha
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	148,953	298,058
Additions (Reversals)	70,302	(149,105)
Balance at end of the year	78,651	148,953
Generation | TPP Santa Cruz
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	279,379	402,769
Additions (Reversals)	(287,874)	(123,390)
Balance at end of the year	567,253	279,379
Generation | TPP Candiota Phase B
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	305,778	321,020
Additions (Reversals)	23,684	(15,242)
Balance at end of the year	282,094	305,778
Generation | SHP Joao Borges
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		42,103
Additions (Reversals)		(42,103)
Generation | TPP Maua Bloco 4
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	49,372	49,372
Balance at end of the year	49,372	49,372
Generation | TPP Maua Bloco 1
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	41,040	41,040
Balance at end of the year	41,040	41,040
Generation | HPP Passo Sao Joao
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		34,987
Additions (Reversals)		(34,987)
Generation | SHP Rio Chapeu
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		32,752
Additions (Reversals)		(32,752)
Generation | TPP Aparecida Oleo
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	46,258	46,258
Balance at end of the year	R$ 46,258	R$ 46,258